Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING VARIABLE TRUST
Entity Central Index Key	0001081402
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000090341
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$39	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 70,720,268
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 184,640
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$70,720,268
# of portfolio holdings	68
Portfolio turnover rate	33%
Total advisory fees paid	$184,640

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.5
Consumer discretionary	15.4
Financials	13.1
Communication services	12.8
Health care	9.6
Industrials	8.6
Materials	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.6
NVIDIA Corp.	7.4
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.6
Broadcom, Inc.	4.3
Mastercard, Inc. Class A	2.2
Oracle Corp.	2.1
Netflix, Inc.	2.0
DoorDash, Inc. Class A	2.0
Booking Holdings, Inc.	1.9

C000090342
Shareholder Report [Line Items]
Fund Name	VT Discovery All Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$52	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 70,720,268
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 184,640
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$70,720,268
# of portfolio holdings	68
Portfolio turnover rate	33%
Total advisory fees paid	$184,640

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	38.5
Consumer discretionary	15.4
Financials	13.1
Communication services	12.8
Health care	9.6
Industrials	8.6
Materials	2.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.6
NVIDIA Corp.	7.4
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.6
Broadcom, Inc.	4.3
Mastercard, Inc. Class A	2.2
Oracle Corp.	2.1
Netflix, Inc.	2.0
DoorDash, Inc. Class A	2.0
Booking Holdings, Inc.	1.9

C000019816
Shareholder Report [Line Items]
Fund Name	VT Discovery SMID Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$57	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[3]
AssetsNet	$ 140,959,620
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 502,796
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$140,959,620
# of portfolio holdings	72
Portfolio turnover rate	37%
Total advisory fees paid	$502,796

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	24.7
Information technology	21.0
Health care	19.8
Consumer discretionary	13.5
Financials	10.5
Communication services	3.8
Materials	2.5
Utilities	1.8
Real estate	1.4
Consumer staples	1.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Carpenter Technology Corp.	2.5
Construction Partners, Inc. Class A	2.5
Casella Waste Systems, Inc. Class A	2.4
EMCOR Group, Inc.	2.3
Equitable Holdings, Inc.	2.3
Curtiss-Wright Corp.	2.3
iRhythm Technologies, Inc.	2.0
Wingstop, Inc.	2.0
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.9

C000019811
Shareholder Report [Line Items]
Fund Name	VT Index Asset Allocation Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Index Asset Allocation Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[4]
AssetsNet	$ 67,844,179
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 166,576
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$67,844,179
# of portfolio holdings	613
Portfolio turnover rate	8%
Total advisory fees paid	$166,576

Holdings [Text Block]

EQUITY SECTOR ALLOCATION (% OF EQUITY INVESTMENTS)

Information technology	33.1
Financials	14.0
Consumer discretionary	10.4
Communication services	9.8
Health care	9.3
Industrials	8.6
Consumer staples	5.5
Energy	3.0
Utilities	2.4
Real estate	2.0
Materials	1.9

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	0.4
1-3 years	35.3
3-5 years	27.3
5-10 years	16.7
10-20 years	20.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	4.4
Microsoft Corp.	4.2
Apple, Inc.	3.5
Amazon.com, Inc.	2.4
Meta Platforms, Inc. Class A	1.8
U.S. Treasury Notes, 0.63%, 5-15-2030	1.7
U.S. Treasury Notes, 0.50%, 10-31-2027	1.7
U.S. Treasury Notes, 1.38%, 10-31-2028	1.7
U.S. Treasury Notes, 0.63%, 7-31-2026	1.7
Broadcom, Inc.	1.5

Material Fund Change [Text Block]
C000103128
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 178,695,533
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 538,244
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$178,695,533
# of portfolio holdings	53
Portfolio turnover rate	18%
Total advisory fees paid	$538,244

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.2
Industrials	15.7
Consumer discretionary	13.3
Financials	13.0
Communication services	9.1
Health care	5.4
Real estate	5.3
Materials	4.3
Consumer staples	2.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.3
Microsoft Corp.	5.7
Meta Platforms, Inc. Class A	4.8
Alphabet, Inc. Class C	4.2
Apple, Inc.	4.0
Mastercard, Inc. Class A	3.2
NVIDIA Corp.	2.9
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.6
Marvell Technology, Inc.	2.5

C000019825
Shareholder Report [Line Items]
Fund Name	VT Opportunity Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Opportunity Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[6]
AssetsNet	$ 178,695,533
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 538,244
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$178,695,533
# of portfolio holdings	53
Portfolio turnover rate	18%
Total advisory fees paid	$538,244

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.2
Industrials	15.7
Consumer discretionary	13.3
Financials	13.0
Communication services	9.1
Health care	5.4
Real estate	5.3
Materials	4.3
Consumer staples	2.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.3
Microsoft Corp.	5.7
Meta Platforms, Inc. Class A	4.8
Alphabet, Inc. Class C	4.2
Apple, Inc.	4.0
Mastercard, Inc. Class A	3.2
NVIDIA Corp.	2.9
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.6
Marvell Technology, Inc.	2.5

C000101966
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$45	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[7]
AssetsNet	$ 292,837,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,124,914
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$292,837,044
# of portfolio holdings	76
Portfolio turnover rate	42%
Total advisory fees paid	$1,124,914

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Health care	27.6
Information technology	20.7
Consumer discretionary	9.1
Financials	6.3
Utilities	1.8
Communication services	1.8
Materials	1.6
Consumer staples	0.8
Real estate	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	2.9
Casella Waste Systems, Inc. Class A	2.8
iRhythm Technologies, Inc.	2.4
HealthEquity, Inc.	2.3
RadNet, Inc.	2.2
RBC Bearings, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
Ensign Group, Inc.	2.0
Construction Partners, Inc. Class A	2.0
Applied Industrial Technologies, Inc.	2.0

C000019826
Shareholder Report [Line Items]
Fund Name	VT Small Cap Growth Fund
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VT Small Cap Growth Fund for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number	 1-800-260-5969.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$58	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[8]
AssetsNet	$ 292,837,044
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,124,914
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$292,837,044
# of portfolio holdings	76
Portfolio turnover rate	42%
Total advisory fees paid	$1,124,914

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Health care	27.6
Information technology	20.7
Consumer discretionary	9.1
Financials	6.3
Utilities	1.8
Communication services	1.8
Materials	1.6
Consumer staples	0.8
Real estate	0.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Commvault Systems, Inc.	2.9
Casella Waste Systems, Inc. Class A	2.8
iRhythm Technologies, Inc.	2.4
HealthEquity, Inc.	2.3
RadNet, Inc.	2.2
RBC Bearings, Inc.	2.1
Dutch Bros, Inc. Class A	2.0
Ensign Group, Inc.	2.0
Construction Partners, Inc. Class A	2.0
Applied Industrial Technologies, Inc.	2.0

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized